Nature of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of depreciation expense is recognized using the straight-line method over the estimated useful lives
Estimated Useful Economic Life
Leasehold property improvements	Lesser of lease term or useful life
Laboratory equipment	5 years
Furniture and office equipment	3 years